Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	49,923,042	53,107,765
Number of shares issued (in shares)	49,923,042
Common stock
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0.01	$ 0.01
Number of shares authorised (in shares)	150,000,000	150,000,000
Number of shares issued (in shares)	49,923,042	53,107,765
Number of shares outstanding (in shares)	49,923,042	53,107,765